COMBINED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
COMBINED FINANCIAL INFORMATION
Schedule of Balance Sheet

Balance Sheet	As at December 31, 2019
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$4,457,899			$4,457,899
Investment in Granite LP (1)	—	21	(21)	—
Other non-current assets	24,216			24,216
	4,482,115	21	(21)	4,482,115
Current assets:
Other current assets	23,144	20		23,164
Intercompany receivable (2)	—	11,828	(11,828)	—
Cash and cash equivalents	298,385	292		298,677
Total assets	$4,803,644	12,161	(11,849)	$4,803,956

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$1,186,994			$1,186,994
Other non-current liabilities	383,763			383,763
	1,570,757			1,570,757
Current liabilities:
Intercompany payable (2)	11,828		(11,828)	—
Other current liabilities	72,949	12,140		85,089
Total liabilities	1,655,534	12,140	(11,828)	1,655,846

Equity:
Stapled unitholders’ equity	3,146,122	21		3,146,143
Non-controlling interests	1,988		(21)	1,967
Total liabilities and equity	$4,803,644	12,161	(11,849)	$4,803,956

(1)	Granite LP is 100% owned by Granite REIT and Granite GP.
(2)	Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Balance Sheet	As at December 31, 2018
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$3,424,978			$3,424,978
Investment in Granite LP (1)	—	17	(17)	—
Other non-current assets	53,785			53,785
	3,478,763	17	(17)	3,478,763
Current assets:
Assets held for sale	44,238			44,238
Other current assets	7,462	46		7,508
Intercompany receivable (2)	—	7,130	(7,130)	—
Cash and cash equivalents	657,432	814		658,246
Total assets	$4,187,895	8,007	(7,147)	$4,188,755

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$1,198,414			$1,198,414
Other non-current liabilities	408,722			408,722
	1,607,136			1,607,136
Current liabilities:
Intercompany payable (2)	7,130		(7,130)	—
Other current liabilities	76,644	7,990		84,634
Total liabilities	1,690,910	7,990	(7,130)	1,691,770

Equity:
Stapled unitholders’ equity	2,495,501	17		2,495,518
Non-controlling interests	1,484		(17)	1,467
Total liabilities and equity	$4,187,895	8,007	(7,147)	$4,188,755

(1)	Granite LP is 100% owned by Granite REIT and Granite GP.
(2)	Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Schedule of Income Statement

Income Statement	Year ended December 31, 2019
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$273,678			$273,678

General and administrative expenses	31,419			31,419
Interest expense and other financing costs	29,941			29,941
Other costs and expenses, net	30,965			30,965
Share of (income) loss of Granite LP	—	(4)	4	—
Fair value gains on investment properties, net	(245,442)			(245,442)
Fair value gains on financial instruments	(1,192)			(1,192)
Loss on sale of investment properties	3,045			3,045
Income before income taxes	424,942	4	(4)	424,942
Income tax expense	42,667			42,667
Net income	382,275	4	(4)	382,275
Less net income attributable to non-controlling interests	200		(4)	196
Net income attributable to stapled unitholders	$382,075	4	—	$382,079

Income Statement	Year ended December 31, 2018
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$247,483			$247,483

General and administrative expenses	29,404			29,404
Interest expense and other financing costs	22,413			22,413
Other costs and expenses, net	16,964			16,964
Share of (income) loss of Granite LP	—	(5)	5	—
Fair value gains on investment properties, net	(354,707)			(354,707)
Fair value loss on financial instruments	562			562
Acquisition transaction costs	7,968			7,968
Loss on sale of investment properties	6,871			6,871
Income before income taxes	518,008	5	(5)	518,008
Income tax expense	52,651			52,651
Net income	465,357	5	(5)	465,357
Less net income attributable to non-controlling interests	206		(5)	201
Net income attributable to stapled unitholders	$465,151	5	—	$465,156

Schedule of Statement of Cash Flows

Statement of Cash Flows	Year ended December 31, 2019
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES
Net income	$382,275	4	(4)	$382,275
Items not involving operating cash flows	(196,583)	(4)	4	(196,583)
Changes in working capital balances	(2,423)	(522)		(2,945)
Other operating activities	684			684
Cash provided by operating activities	183,953	(522)	—	183,431

INVESTING ACTIVITIES
Property acquisitions	(930,878)			(930,878)
Proceeds from disposals, net	85,536			85,536
Investment property capital additions
— Maintenance or improvements	(2,889)			(2,889)
— Developments or expansions	(27,407)			(27,407)
Other investing activities	(456)			(456)
Cash used in investing activities	(876,094)	—	—	(876,094)

FINANCING ACTIVITIES
Distributions paid	(136,897)			(136,897)
Other financing activities	480,422			480,422
Cash provided by financing activities	343,525	—	—	343,525
Effect of exchange rate changes	(10,431)			(10,431)
Net decrease in cash and cash equivalents during the year	$(359,047)	(522)	—	$(359,569)

Statement of Cash Flows	Year ended December 31, 2018
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES
Net income	$465,357	5	(5)	$465,357
Items not involving operating cash flows	(294,790)	(5)	5	(294,790)
Changes in working capital balances	3,410	367		3,777
Other operating activities	(16,456)			(16,456)
Cash provided by operating activities	157,521	367	—	157,888

INVESTING ACTIVITIES
Property acquisitions	(549,120)			(549,120)
Proceeds from disposals, net	681,319			681,319
Investment property capital additions
— Maintenance or improvements	(17,799)			(17,799)
— Developments or expansions	(15,378)			(15,378)
Acquisition deposits	(33,086)			(33,086)
Other investing activities	29,925			29,925
Cash provided by investing activities	95,861	—	—	95,861

FINANCING ACTIVITIES
Distributions paid	(125,131)			(125,131)
Other financing activities	449,314			449,314
Cash provided by financing activities	324,183	—	—	324,183
Effect of exchange rate changes	11,295			11,295
Net increase in cash and cash equivalents during the year	$588,860	367	—	$589,227